CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
REVENUE		$ 11,535,577	$ 8,270,126
COST OF SALES		4,329,330	3,841,628
GROSS PROFIT		7,206,247	4,428,498
OPERATING EXPENSES
Depreciation expense		5,652	13,461
Loss on disposal of fixed assets		12,593	0
Share based compensation		754,475	544,725
Selling, general and administrative		5,332,941	4,063,816
Total operating expenses		6,105,661	4,622,002
INCOME (LOSS) FROM CONTINUING OPERATIONS		1,100,586	(193,504)
OTHER (EXPENSE) INCOME
Other expense		(22,147)	(5,362)
Gain on debt refinance and forgiveness		0	78,834
Penalties and fees		(1,500)	(1,330)
Interest expense		(6,822,816)	(3,045,504)
Amortization of notes payable discount		0	(24,821)
Total other expenses		(6,846,463)	(2,998,183)
NET LOSS BEFORE DISCONTINUED OPERATIONS		(5,745,877)	(3,191,687)
INCOME (LOSS) FROM DISCONTINUED OPERATIONS		238,285	(111,312)
NET LOSS FOR THE YEAR		(5,507,592)	(3,302,999)
PREFERRED STOCK DIVIDENDS		(1,034,303)	(962,169)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS		$ (6,541,895)	$ (4,265,168)
BASIC (LOSS) EARNINGS PER SHARE
CONTINUING OPERATIONS		$ (0.98)	$ (1.09)
DISCONTINUED OPERATIONS		0.03	(0.03)
DILUTED (LOSS) EARNINGS PER SHARE
CONTINUING OPERATIONS		(0.98)	(1.09)
DISCONTINUED OPERATIONS		$ 0.03	$ (0.03)
WEIGHTED AVERAGE SHARES OUTSTANDING – BASIC	[1]	6,928,357	3,815,067
WEIGHTED AVERAGE SHARES OUTSTANDING – DILUTED	[1]	8,499,307	3,815,067

[1]	Shares outstanding have been restated for the 1-for-3 reverse stock split effective January 12, 2026. See Note 1. Summary of Significant Accounting Policies.